Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	X3 HOLDINGS CO., LTD.
Entity Central Index Key	0001754323
Entity File Number	001-38851
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suite 412, Tower A,
Entity Address, Address Line Two	Tai Seng Exchange
Entity Address, Address Line Three	One Tai Seng Avenue
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	536464
Entity Listings [Line Items]
Title of 12(b) Security	ordinary shares, par value $0.00003
Trading Symbol	XTKG
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,292,652
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,032
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Stewart Lor
Contact Personnel Email Address	ir@x3holdings.com
Entity Address, Address Line One	Suite 412, Tower A,
Entity Address, Address Line Two	Tai Seng Exchange
Entity Address, Address Line Three	One Tai Seng Avenue
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	536464
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	8067.3103